Consolidated Statement of Comprehensive Income/(loss) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Profit/(loss) of the period	$ 3,074	$ (1,688)
Other comprehensive income/(loss): items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	(9)	(1)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(9)	(1)
Other comprehensive income/(loss): items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(1,164)	(15,002)
Effective portion of changes in fair value of net investment hedges	(91)	687
Cash flow hedges recognized in equity	463	508
Cash flow hedges recognized in equity in relation to Australia divestiture		426
Cash flow hedges reclassified from equity to profit or loss	(285)	(169)
Other comprehensive income that will be reclassified to profit or loss net of tax	(1,078)	(13,550)
Other comprehensive income/(loss), net of tax	(1,087)	(13,551)
Total comprehensive income/(loss)	1,987	(15,239)
Attributable to:
Equity holders of AB InBev	1,289	(14,758)
Non-controlling interest	$ 697	$ (481)